Contingent consideration	12 Months Ended
Jun. 30, 2026
Contingent Consideration [Abstract]
Disclosure Of Contingent Consideration Liabilities	Contingent consideration

Accounting policy
Contingent consideration is initially recognised at fair value in accordance with IFRS 3. Changes in the fair value of the liability subsequent to initial recognition are included in the income statement.
Cash payments to settle contingent consideration arrangements that form part of the consideration transferred in a business combination are classified as investing cash flows, to the extent of the amount recognised at the acquisition date (including any measurement-period adjustments).
The acquisition date fair value of contingent consideration arrangements relating to business combinations is part of the aggregate consideration for obtaining control of the underlying net assets. Therefore, unless the obligations are clearly part of the borrowing structure of the group, repayments of the acquisition date fair value are classified as investing activities. Any cash payments in excess of the amount recognised at the acquisition date, i.e. amounts arising from subsequent remeasurement or changes in estimates after the measurement period, are classified as operating cash flows in the cash flow statement.

Critical accounting estimates and judgements
The contingent consideration liability comprises of the contingent consideration included as part of the consideration transferred for the acquisition of the Mponeng operations and related assets, and Eva Copper. With regards to the contingent consideration liabilities of CSA, these arrangements, which includes the net smelter return (NSR) royalty and copper price‑linked contingent consideration, existed prior to Harmony's acquisition of MAC Copper and originated with MAC Copper's acquisition of CSA from
Glencore on 15 June 2023.
The Mponeng contingent consideration liability was valued using the discounted cash flow valuation method. As at 30 June 2026, the contingent consideration was valued using a post-tax real discount rate of 11.1% (2025: 10.8%). Refer to note 14 for exchange rate assumptions and other estimates used in the life-of-mine plans.
The Eva Copper contingent consideration liability was valued using a probability weighted method for the new resource payment and a discounted cash flow valuation for the excess payment. As at 30 June 2026, the contingent consideration was valued using a post-tax nominal discount rate of 11.1% (2025: 11.4%).
27Contingent consideration continued

Critical accounting estimates and judgements continued
The NSR royalty was valued using the discounted cash flow valuation method. The royalty was valued using a post-tax real discount rate of 7%. The valuation is determined using the present value of the expected discounted cash flows over the expected life-of-mine of CSA. Refer to note 13 for further details on the assumptions applied on initial recognition.
The copper price‑linked contingent consideration was valued using a probability weighted method. It was estimated that the first and second contingent copper payments of US$75 million each was highly likely to be triggered within 12 months from the MAC Copper acquisition date, therefore the contingent consideration was valued at its expected settlement amount up until before the settlement took place.
The fair value calculated for the contingent consideration liability is level 3 in the fair value hierarchy due to the use of unobservable inputs.

The contingent consideration liability is attributable to the following business combinations:

	SA Rand
Figures in million	2026	2025
Mponeng (a)	433	676
Eva Copper (b)	540	781
CSA (c)	1 147	—
Total contingent consideration	2 120	1 457
(a)The contingent consideration for Mponeng has two parts associated with it. The first part consists of US$260 per ounce payable on all underground production from the Mponeng, Savuka and Tau Tona mines in excess of 250 000 ounces per year for six years commencing 1 January 2021. The second part is subject to US$20 per ounce payable on underground production from the Mponeng, Savuka and Tau Tona mines sourced from levels developed in the future below the current infrastructure.
The remeasurement for both parts during the 2026 financial year amounted to R56 million (2025: R427 million), mainly as a result of changes in the production profile. Refer to note 32 for further details on contingent consideration payments.
(b)The contingent consideration for Eva Copper is subject to two criteria. The first criteria is a maximum of US$30 million payable via a 10% sharing of net incremental revenue above US$3.80/Ib Cu (excess payment). The second criteria is a maximum US$30 million payable on a new copper resource discovered and declared within the acquired tenements, calculated using a resource multiple of US$0.03/Ib Cu (new resource payment). These criteria are applicable for the entire life of the operation until the maximum payments are reached.
The remeasurement for the 2026 financial year amounted to R64 million (2025: R403 million). Refer to note 32 for further details on contingent consideration payments.
(c)The balance originated in the current year, following the acquisition of MAC Copper. The contingent consideration arrangement existed prior to Harmony's acquisition of MAC Copper and originated with MAC Copper's acquisition of CSA from Glencore on 15 June 2023.
These obligations include:
•Copper price‑linked contingent consideration
•NSR royalty contingent consideration.
Copper price-linked contingent consideration
The copper contingent consideration totals US$150 million, structured as two unsecured and fully subordinated contingent payments of US$75 million each (the first contingent copper payment and the second contingent copper payment). These amounts become payable only if the following price‑based conditions are met over the life of the mine:
•First contingent copper payment: The average daily LME closing copper price exceeds US$4.25/lb (US$9 370/Mt) for any rolling 18‑month period from 15 June 2023
•Second contingent copper payment: The average daily LME closing copper price exceeds US$4.50/lb (US$9 920/Mt) for any rolling 24‑month period from 15 June 2023.
Both price-based conditions were met during the financial year, resulting in the first and second contingent copper consideration payments of R1.3 billion and R1.2 billion becoming payable in October 2025 and March 2026, respectively. As at 30 June 2026, Harmony had settled all obligations relating to this contingent consideration arrangement.
The remeasurement for the 2026 financial year amounted to R163 million (2025: Rnil).
NSR royalty contingent consideration
Under the NSR royalty agreement, Cobar Management Proprietary Limited (CMPL) is required to pay Glencore a 1.5% NSR royalty on all marketable, metal‑bearing copper material produced from the mining tenure held by CMPL at 15 June 2023. The
NSR royalty contingent consideration is measured at fair value through profit or loss. Refer to note 37 for the details of the valuation. The remeasurement for the 2026 financial year amounted to R350 million (2025: Rnil).  Refer to note 32 for further details on contingent consideration payments.
27Contingent consideration continued
The movement in the contingent consideration liability is as follows:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	1 457	965
CSA acquired through MAC Copper acquisition	3 312	—
Payments of contingent consideration	(3 115)	(338)
Remeasurement of contingent consideration	634	830
Foreign exchange translation	(168)	—
Balance at end of year	2 120	1 457
Current portion of contingent consideration	239	481
Non-current portion of contingent consideration	1 881	976